ACCOUNTS AND OTHER RECEIVABLES - NET	12 Months Ended
Mar. 31, 2026
Trade and other receivables [abstract]
ACCOUNTS AND OTHER RECEIVABLES - NET [Text Block]

4. ACCOUNTS AND OTHER RECEIVABLES - NET

	March 31, 2026 $	March 31, 2025 $

HST recoverable	119,870	345,422
Other receivables	24,225	50,908
Accrued interest receivable on guaranteed investment certificates	-	62
Government grants receivable	148,111	-
Holdbacks receivable	60,362	-
Trade receivables	51,029	806,353
Less: expected credit loss on trade receivables	(32,347)	-
Total accounts and other receivables	371,250	1,202,745